Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive "compensation actually paid" (as defined under SEC rules) and certain financial performance of the Company. For further information concerning the Company's pay for performance philosophy and how the Company aligns executive compensation with the Company's performance, refer to the
Compensation Discussion and Analysis section beginning on page 25.
The following table sets forth information regarding the compensation of our current President and Chief Executive Officer,
Paul Romanowski, and our former President and Chief Executive Officer, David Auld, and the average compensation of our other named executive officers ("NEOs") for the years listed, as well as certain financial performance measures of the
Company for the five most recently completed fiscal years. Mr. Romanowski was our principal executive officer ("PEO") in fiscal 2025 and 2024 and Mr. Auld was our PEO in fiscal 2023, 2022 and 2021.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income(7) (in millions)	Pre-Tax Income(8) (in millions)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
2025	$25,128,033	$21,368,977	$18,354,850	$16,059,189	$235.46	$214.30	$3,620.9	$4,739.9
2024	$25,146,069	$40,606,598	$18,201,439	$36,962,537	$262.12	$182.23	$4,806.0	$6,284.7
2023	$32,082,857	$47,028,337	$17,370,023	$26,652,166	$146.46	$133.65	$4,795.2	$6,314.7
2022	$29,996,862	$26,181,129	$16,279,137	$13,299,571	$90.89	$109.89	$5,895.6	$7,629.7
2021	$30,571,596	$51,287,681	$23,003,394	$35,128,198	$112.08	$130.00	$4,191.2	$5,356.3
(1)Mr. Romanowski was our President and CEO in fiscal 2025 and 2024 and Mr. Auld was our President and CEO in fiscal 2023, 2022 and 2021. The dollar amounts in this column are the amounts reported for Mr. Romanowski and Mr. Auld, respectively, for each of the corresponding fiscal years in the "Total Compensation" column in the "Summary Compensation Table" on page 39.
(2)The dollar amounts reported in this column represent the amount of "compensation actually paid" to our PEO, as computed in accordance with Item 402(v) of Regulation S-K, and do not reflect the total compensation actually realized or received by our PEO. In accordance with these rules, these amounts reflect the "Total" as set forth in the "Summary Compensation Table" for each fiscal year, adjusted as shown below for fiscal 2025. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Please refer to our prior proxy statements for reconciliations of Summary Compensation Table total compensation to compensation actually paid in prior years.

Compensation Actually Paid to PEO	2025
Summary Compensation Table (SCT) total compensation	$25,128,033
Less: value of stock awards reported in SCT for the fiscal year	(20,684,523)
Plus: year-end fair value of outstanding and unvested stock awards granted in the fiscal year	16,611,110
Plus: fair value as of the vesting date of stock awards granted and vested in the fiscal year	3,554,891
Plus (or less, if negative): change in fair value from prior fiscal year end to the applicable fiscal year end of outstanding and unvested stock awards granted in prior fiscal years	(3,164,597)
Plus (or less, if negative): change in fair value from prior fiscal year end to vesting date of stock awards granted in prior fiscal years that vested in the fiscal year	(75,937)
Less: prior year-end fair value of any stock awards forfeited during the fiscal year	—
Compensation actually paid to PEO	$21,368,977
(3)The dollar amounts reported in this column represent the average of the amounts reported for the Company's NEOs as a group
(excluding the PEO) (Non-PEO NEOs) in the "Total" column of the "Summary Compensation Table" in each applicable fiscal year. The
Non-PEO NEOs for the fiscal years presented were as follows:

2025	2024	2023	2022	2021
David V. Auld	David V. Auld	Donald R. Horton	Donald R. Horton	Donald R. Horton
Michael J. Murray	Michael J. Murray	Michael J. Murray	Michael J. Murray	Michael J. Murray
Bill W. Wheat	Bill W. Wheat	Paul J. Romanowski	Paul J. Romanowski	Bill W. Wheat
		Bill W. Wheat	Bill W. Wheat
(4)The dollar amounts reported in this column represent the average amount of "compensation actually paid" to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect the
"Total" as set forth in the "Summary Compensation Table" for each fiscal year, adjusted as shown below for fiscal 2025. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Please refer to our prior proxy statements for reconciliations of Summary
Compensation Table total compensation to compensation actually paid in prior years.

Average Compensation Actually Paid to Non-PEO NEOs	2025
Average Summary Compensation Table (SCT) total compensation	$18,354,850
Less: average value of stock awards reported in SCT for the fiscal year	(15,008,724)
Plus: average year-end fair value of outstanding and unvested stock awards granted in the fiscal year	12,259,629
Plus: average fair value as of the vesting date of stock awards granted and vested in the fiscal year	2,644,683
Plus (or less, if negative): average change in fair value from prior fiscal year end to the applicable fiscal year end of outstanding and unvested stock awards granted in prior fiscal years	(2,210,204)
Plus (or less, if negative): average change in fair value from prior fiscal year end to vesting date of stock awards granted in prior fiscal years that vested in the fiscal year	18,955
Less: prior year-end fair value of any stock awards forfeited during the fiscal year	—
Average compensation actually paid to Non-PEO NEOs	$16,059,189
(5)Total shareholder return ("TSR") is calculated by assuming that a $100 investment was made on September 30, 2020 and all dividends were reinvested until the last day of each reported fiscal year.
(6)For purposes of this peer group TSR disclosure, we have used the S&P 500 Index, which is the peer group used in the Company's stock performance graph in our annual report on Form 10-K for fiscal 2025.
(7)The dollar amounts reported in this column are the net income reflected in the Company's audited financial statements for the applicable fiscal year.
(8)The dollar amounts reported in this column are the amount of pre-tax income reflected in the Company's audited financial statements for the applicable fiscal year. We selected pre-tax income as our company-selected financial measure because this is the key annual
	performance metric employed under our executive compensation program.
Company Selected Measure Name	pre-tax income
Named Executive Officers, Footnote	The dollar amounts reported in this column represent the average of the amounts reported for the Company's NEOs as a group
(excluding the PEO) (Non-PEO NEOs) in the "Total" column of the "Summary Compensation Table" in each applicable fiscal year. The
Non-PEO NEOs for the fiscal years presented were as follows:

2025	2024	2023	2022	2021
David V. Auld	David V. Auld	Donald R. Horton	Donald R. Horton	Donald R. Horton
Michael J. Murray	Michael J. Murray	Michael J. Murray	Michael J. Murray	Michael J. Murray
Bill W. Wheat	Bill W. Wheat	Paul J. Romanowski	Paul J. Romanowski	Bill W. Wheat
		Bill W. Wheat	Bill W. Wheat

Peer Group Issuers, Footnote	For purposes of this peer group TSR disclosure, we have used the S&P 500 Index, which is the peer group used in the Company's stock performance graph in our annual report on Form 10-K for fiscal 2025.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in this column represent the amount of "compensation actually paid" to our PEO, as computed in accordance with Item 402(v) of Regulation S-K, and do not reflect the total compensation actually realized or received by our PEO. In accordance with these rules, these amounts reflect the "Total" as set forth in the "Summary Compensation Table" for each fiscal year, adjusted as shown below for fiscal 2025. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Please refer to our prior proxy statements for reconciliations of Summary Compensation Table total compensation to compensation actually paid in prior years.

Compensation Actually Paid to PEO	2025
Summary Compensation Table (SCT) total compensation	$25,128,033
Less: value of stock awards reported in SCT for the fiscal year	(20,684,523)
Plus: year-end fair value of outstanding and unvested stock awards granted in the fiscal year	16,611,110
Plus: fair value as of the vesting date of stock awards granted and vested in the fiscal year	3,554,891
Plus (or less, if negative): change in fair value from prior fiscal year end to the applicable fiscal year end of outstanding and unvested stock awards granted in prior fiscal years	(3,164,597)
Plus (or less, if negative): change in fair value from prior fiscal year end to vesting date of stock awards granted in prior fiscal years that vested in the fiscal year	(75,937)
Less: prior year-end fair value of any stock awards forfeited during the fiscal year	—
Compensation actually paid to PEO	$21,368,977

Non-PEO NEO Average Total Compensation Amount	$ 18,354,850	$ 18,201,439	$ 17,370,023	$ 16,279,137	$ 23,003,394
Non-PEO NEO Average Compensation Actually Paid Amount	$ 16,059,189	36,962,537	26,652,166	13,299,571	35,128,198
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the average amount of "compensation actually paid" to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect the
"Total" as set forth in the "Summary Compensation Table" for each fiscal year, adjusted as shown below for fiscal 2025. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Please refer to our prior proxy statements for reconciliations of Summary
Compensation Table total compensation to compensation actually paid in prior years.

Average Compensation Actually Paid to Non-PEO NEOs	2025
Average Summary Compensation Table (SCT) total compensation	$18,354,850
Less: average value of stock awards reported in SCT for the fiscal year	(15,008,724)
Plus: average year-end fair value of outstanding and unvested stock awards granted in the fiscal year	12,259,629
Plus: average fair value as of the vesting date of stock awards granted and vested in the fiscal year	2,644,683
Plus (or less, if negative): average change in fair value from prior fiscal year end to the applicable fiscal year end of outstanding and unvested stock awards granted in prior fiscal years	(2,210,204)
Plus (or less, if negative): average change in fair value from prior fiscal year end to vesting date of stock awards granted in prior fiscal years that vested in the fiscal year	18,955
Less: prior year-end fair value of any stock awards forfeited during the fiscal year	—
Average compensation actually paid to Non-PEO NEOs	$16,059,189

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Financial Performance Measures
The most important financial performance measures used by the Company to link NEO compensation actually paid for the most recently completed fiscal year to the Company's performance are as follows:
•Pre-tax income
•Total shareholder return relative to the S&P 500 Index
•Return on assets relative to other S&P 500 companies
•Pre-tax return on assets relative to our performance peer group
•Company stock price
•EPS Growth

Total Shareholder Return Amount	$ 235.46	262.12	146.46	90.89	112.08
Peer Group Total Shareholder Return Amount	214.30	182.23	133.65	109.89	130.00
Net Income (Loss)	$ 3,620,900,000	$ 4,806,000,000	$ 4,795,200,000	$ 5,895,600,000	$ 4,191,200,000
Company Selected Measure Amount	4,739,900,000	6,284,700,000	6,314,700,000	7,629,700,000	5,356,300,000
Measure:: 1
Pay vs Performance Disclosure
Name	Pre-tax income
Measure:: 2
Pay vs Performance Disclosure
Name	Total shareholder return relative to the S&P 500 Index
Measure:: 3
Pay vs Performance Disclosure
Name	Return on assets relative to other S&P 500 companies
Measure:: 4
Pay vs Performance Disclosure
Name	Pre-tax return on assets relative to our performance peer group
Measure:: 5
Pay vs Performance Disclosure
Name	Company stock price
Measure:: 6
Pay vs Performance Disclosure
Name	EPS Growth
Mr. Romanowski [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 25,128,033	$ 25,146,069
PEO Actually Paid Compensation Amount	$ 21,368,977	$ 40,606,598
PEO Name	Mr. Romanowski
Mr. Auld [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 32,082,857	$ 29,996,862	$ 30,571,596
PEO Actually Paid Compensation Amount			$ 47,028,337	$ 26,181,129	$ 51,287,681
PEO Name	Mr. Auld
PEO | Value of Stock Awards Reported in SCT for the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (20,684,523)
PEO | Fair Value Of Outstanding And Unvested Stock Awards Granted In The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,611,110
PEO | Fair Value As Of The Vesting Date Of Stock Awards Granted And Vested In The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,554,891
PEO | Fair Value From Prior Fiscal Year End To The Applicable Fiscal Year End Of Outstanding And Unvested Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,164,597)
PEO | Fair Value From Prior Fiscal Year End To Vesting Date Of Stock Awards Granted In Prior Fiscal Years That Vested In The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(75,937)
PEO | Fair Value Of Any Stock Awards Forfeited During The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Value of Stock Awards Reported in SCT for the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,008,724)
Non-PEO NEO | Fair Value Of Outstanding And Unvested Stock Awards Granted In The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,259,629
Non-PEO NEO | Fair Value As Of The Vesting Date Of Stock Awards Granted And Vested In The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,644,683
Non-PEO NEO | Fair Value From Prior Fiscal Year End To The Applicable Fiscal Year End Of Outstanding And Unvested Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,210,204)
Non-PEO NEO | Fair Value From Prior Fiscal Year End To Vesting Date Of Stock Awards Granted In Prior Fiscal Years That Vested In The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,955
Non-PEO NEO | Fair Value Of Any Stock Awards Forfeited During The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0